CASH FLOW STATEMENT - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Change in deposits from banks and repurchase agreements	£ 2,536	£ 6,266	£ 3,287
Change in customer deposits and repurchase agreements	13,340	17,295	38,805
Change in financial liabilities at fair value through profit or loss	(4,849)	391	1,085
Change in derivative financial instruments	5,982	(9,258)	1,534
Change in debt securities in issue	1,651	(15,896)	(10,142)
Change in investment contract liabilities	(2,065)	6,588	993
Change in other operating liabilities	(1,002)	(432)	175
Change in operating liabilities	15,593	4,954	35,737
(Decrease) increase in lease liabilities	£ (158)	£ (197)	£ (172)